Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
In thousands	2012	2011
Deferred revenues	$1,704	$1,811
Current portion of pension liability (see Note 16)	1,445	1,152
Compensation and employee benefits	1,104	1,051
Taxes payable	760	730
Legal fees payable	607	238
Interest payable	329	294
Warranty obligations	281	274
Restructuring costs	205	73
Other	1,342	1,066
Accrued Liabilities, Total	$7,777	$6,689

Schedule of Product Warranty Liability [Table Text Block]
In thousands	2012	2011
Balance at beginning of year	$274	$ 291
Provisions	72	125
Deductions	(65)	(142)
Balance at end of year	$281	$ 274